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                                                Sanford C. Bernstein Fund, Inc.
                                             Sanford C. Bernstein Fund II, Inc.

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Supplement dated November 21, 2007 to the Prospectus dated February 1, 2007 of
Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

The following information supplements certain information in the Prospectus under the heading "Fund Management" on pages 69-70.

S. Sean Kelleher is no longer part of the U.S. Investment Grade: Liquid Markets Structured Products Investment Team which is responsible for the day-to-day management of and investment decisions for the Short Duration Plus and U.S. Government Short Duration Portfolios. Shawn E. Keegan, Lipkee Lu, Jeffrey S. Phlegar and Raymond Wong continue to be the members of the U.S. Investment
Grade: Liquid Markets Structured Products Investment Team with the most significant responsibility for day-to-day management of these Portfolios.

The day-to-day management of and investment decisions for the Intermediate Duration Portfolio of Sanford C. Bernstein Fund, Inc. and the Intermediate Duration Institutional Portfolio of Sanford C. Bernstein Fund II, Inc. are made by the U.S. Investment Grade: Core Fixed Income Team. Douglas J. Peebles now joins Shawn E. Keegan, Joran Laird, Alison M. Martier, Jeffrey S. Phlegar and Greg J. Wilensky as the members of the U.S. Investment Grade: Core Fixed Income Team with the most significant responsibility for day-to-day management of these Portfolios. Mr. Peebles is an Executive Vice President of the Adviser, with which he has been associated since prior to 2002. He is also Chief Investment Officer and Co-Head of Fixed Income.

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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                                                                  SUP-0119-1107